Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets and Liabilities Recurring Basis

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
	thousands	thousands	thousands	thousands
Financial liabilities
Warrant Liability (PIPE)	$-	$-	$33	$33
Total	$-	$-	$33	$33

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
	thousands	thousands	thousands	thousands
Financial liabilities
2024 Convertible Notes	$-	$-	$12,869	$12,869
Warrants Liability	-	-	370	370
Total	$-	$-	$13,239	$13,239

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis:

	December 31, 2025 Fair value hierarchy
	Level 1	Level 2	Level 3	Total
	USD thousands	USD thousands	USD thousands	USD thousands
Financial liabilities
Liability for future equity (SAFE)	—	—	—	—
Convertible notes	—	—	12,869	12,869
Warrants liability	—	—	370	370
Total	—	—	13,239	13,239

	December 31, 2024 Fair value hierarchy
	Level 1	Level 2	Level 3	Total
	USD thousands	USD thousands	USD thousands	USD thousands
Financial liabilities
Liability for future equity (SAFE)	—	—	1,206	1,206
Convertible notes	—	—	11,649	11,649
Warrants liability	—	—	244	244
Total	—	—	13,099	13,099

Schedule of Monte Carlo Simulation Inputs	The Monte Carlo simulation included the following inputs:
December 31,
2025
Expected term	3 years
Expected volatility	53.56%
Risk-free interest rate	3.63%
Expected dividend yield	-
The Monte Carlo simulation included the following inputs:
December 31,
2025
Expected term	3 years
Expected volatility	53.56
Risk-free interest rate	3.63
Expected dividend yield	-
The Monte Carlo simulation included the following inputs:
June 30,
2026
Expected term	Until September 25, 2026
Expected volatility	72.21%
Share price	$0.39
The Monte Carlo simulation included the following inputs:

	December 31, 2025	December 31, 2024
Expected term	3 years	3 years
Expected volatility	53.56%	59.44%
Risk-free interest rate	3.63%	4.42%
Expected dividend yield	0%	0%
The Monte Carlo simulation included the following inputs:

	December 31, 2025	December 31, 2024
Expected term	3 years	3 years
Expected volatility	53.56%	59.44%
Risk-free interest rate	3.63%	4.42%
Expected dividend yield	0%	0%

Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs

The change in the fair value of the warrant liabilities measured utilizing Level 3 inputs for the six months ended June 30, 2026, is summarized below.

Warrant liability at December 31, 2025	$370
Change in fair value of warrant liability	20
Reclassification to equity	(390)
Warrant liability at June 30, 2026	$-

The change in the fair value of the PIPE Warrant liabilities measured utilizing Level 3 inputs for the six months ended June 30, 2026, is summarized below.

PIPE Warrant liability at March 27, 2026	$1,229
Change in fair value of PIPE Warrant liability	(1,087)
PIPE Warrant liability at March 31, 2026	142
Change in fair value of PIPE Warrant liability	(109)
PIPE Warrant liability at June 30, 2026	$33

The change in the fair value of the warrant liability measured utilizing Level 3 inputs is summarized below:

USD thousands
Warrant liability at December 31, 2024	244
Change in fair value of warrant liability	126
Warrant liability at December 31, 2025	$370

Schedule of Convertible Notes Liability Measured Utilizing Level 3 Inputs

The change in the fair value of the 2024 Convertible Notes liability measured utilizing Level 3 inputs for the six months ended June 30, 2026, is summarized below.

2024 Convertible Notes liability at December 31, 2025	$12,869
Change in fair value of convertible notes liability	(193)
Reclassification to equity	(12,676)
2024 Convertible Notes liability at June 30, 2026	$-

The change in the fair value of the of the Convertible Notes measured utilizing Level 3 inputs is summarized below:

USD thousands
Convertible notes liability at December 31, 2024	11,649
Additional amount received	1,072
Change in fair value of convertible notes liability	148
Convertible notes liability at December 31, 2025	$12,869

Schedule of Change in Fair Value of the SAFE

The change in the fair value of the SAFE was measured utilizing Level 3 inputs for the years ended December 31, 2024 and 2025, is summarized below:

USD thousands
SAFE liability at December 31, 2024	$1,206
Change in fair value of SAFE liability	(149)
Conversion of SAFE	(1,057)
SAFE liability at December 31, 2025	$—